LONG-TERM DEBT AND OTHER FINANCIAL DEBT (Details) (USD $)	6 Months Ended			12 Months Ended				0 Months Ended	12 Months Ended		3 Months Ended			12 Months Ended	0 Months Ended	12 Months Ended						0 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended			12 Months Ended								12 Months Ended						12 Months Ended					12 Months Ended					12 Months Ended					0 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended														12 Months Ended			12 Months Ended				12 Months Ended									12 Months Ended				12 Months Ended					12 Months Ended				12 Months Ended					12 Months Ended				12 Months Ended					12 Months Ended					12 Months Ended					0 Months Ended	12 Months Ended			12 Months Ended						6 Months Ended	12 Months Ended				0 Months Ended				0 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended		6 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended		1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended		0 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013 Vessel	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 PSVs [Member] Subsequent Event [Member] Vessel	Dec. 31, 2012 Scenario, Previously Reported [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, 2014 [Member]	Feb. 14, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, 2017 [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, 2017 [Member]	Dec. 31, 2010 Ultrapetrol (Bahamas) Ltd., Private Investors, 2017 [Member]	Mar. 31, 2013 Ultrapetrol (Bahamas) Ltd., Private Investors, 2017 [Member] Subsequent Event [Member]	Jan. 23, 2013 Ultrapetrol (Bahamas) Ltd., Private Investors, 2017 [Member] Subsequent Event [Member]	Dec. 31, 2010 Ultrapetrol (Bahamas) Ltd., Private Investors, 2017 [Member] Minimum [Member]	Dec. 31, 2010 Ultrapetrol (Bahamas) Ltd., Private Investors, 2017 [Member] Maximum [Member]	Mar. 28, 2013 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member]	Dec. 31, 2012 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] Quarter	Dec. 31, 2010 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member]	Dec. 31, 2007 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] Tranche	Mar. 31, 2012 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member]	Dec. 31, 2008 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member]	Jun. 24, 2008 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member]	Mar. 28, 2013 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] Tranche A [Member]	Dec. 31, 2010 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] Tranche A [Member]	Jun. 30, 2013 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] Tranche A [Member]	Mar. 31, 2012 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] Tranche A [Member]	Dec. 31, 2008 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] Tranche A [Member]	Dec. 31, 2007 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] Tranche B [Member] Installment	Dec. 31, 2008 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] Tranche B [Member]	Dec. 31, 2007 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] Maximum [Member] Tranche B [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member]	Nov. 24, 2004 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member] Pushboats [Member] Vessel	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member] Oceangoing Barges [Member] Vessel	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member] River Barges [Member] Vessel	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member] Scenario, Previously Reported [Member]	Dec. 23, 2010 Ultrapetrol (Bahamas) Ltd., Private Investors, January 2013 [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, January 2013 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 Ultrapetrol (Bahamas) Ltd., Private Investors, January 2013 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd [Member] Payment Guarantee [Member]	Dec. 31, 2012 UP Offshore Apoio Maritimo Ltda., DVB AG, Through 2016 [Member]	Dec. 31, 2006 UP Offshore Apoio Maritimo Ltda., DVB AG, Through 2016 [Member] Tranche	Jun. 30, 2013 UP Offshore Apoio Maritimo Ltda., DVB AG, Through 2016 [Member]	Jan. 17, 2006 UP Offshore Apoio Maritimo Ltda., DVB AG, Through 2016 [Member]	Dec. 31, 2006 UP Offshore Apoio Maritimo Ltda., DVB AG, Through 2016 [Member] Tranche A [Member]	Jan. 17, 2006 UP Offshore Apoio Maritimo Ltda., DVB AG, Through 2016 [Member] Tranche A [Member]	Jan. 17, 2006 UP Offshore Apoio Maritimo Ltda., DVB AG, Through 2016 [Member] Tranche B [Member]	Dec. 31, 2012 UP Offshore Apoio Maritimo Ltda., DVB AG, Through 2016 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 UP Offshore Apoio Maritimo Ltda., DVB AG, Through 2016 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2012 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member]	Jun. 30, 2013 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member]	Aug. 01, 2012 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member]	Dec. 28, 2006 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member]	Jan. 17, 2006 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member]	Dec. 31, 2012 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member] Tranche A [Member]	Dec. 31, 2006 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member] Minimum [Member]	Dec. 31, 2006 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member] Maximum [Member]	Dec. 31, 2012 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member] Scenario, Previously Reported [Member]	Oct. 31, 2007 UP Offshore (Bahamas) Ltd., DVB AG, Through 2017 [Member] Installment	Dec. 31, 2012 UP Offshore (Bahamas) Ltd., DVB AG, Through 2017 [Member]	Jun. 30, 2013 UP Offshore (Bahamas) Ltd., DVB AG, Through 2017 [Member]	Dec. 31, 2012 UP Offshore (Bahamas) Ltd., DVB AG, Through 2017 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 UP Offshore (Bahamas) Ltd., DVB AG, Through 2017 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2012 UP Offshore (Bahamas) Ltd., DVB AG [Member]	Aug. 01, 2012 UP Offshore (Bahamas) Ltd., DVB AG [Member] PSV UP Onyx [Member]	Aug. 01, 2012 UP Offshore (Bahamas) Ltd., DVB AG [Member] PSV UP Pearl [Member]	Dec. 31, 2012 UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member]	Dec. 31, 2011 UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member]	Dec. 31, 2010 UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member] Advance Installment	Jun. 30, 2013 UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member]	Dec. 31, 2012 UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member] Scenario, Previously Reported [Member]	Jun. 30, 2013 Ingatestone Holdings Inc. DVB AG [Member]	Dec. 31, 2012 Ingatestone Holdings Inc. DVB AG [Member]	Dec. 31, 2012 Ingatestone Holdings Inc. DVB AG [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 Ingatestone Holdings Inc. DVB AG [Member] Scenario, Previously Reported [Member]	Jun. 30, 2013 Ingatestone Holdings Inc., Netixis, Through March 2013 [Member]	Dec. 31, 2012 Ingatestone Holdings Inc., Netixis, Through March 2013 [Member]	Dec. 31, 2012 Ingatestone Holdings Inc., Netixis, Through March 2013 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 Ingatestone Holdings Inc., Netixis, Through March 2013 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2009 UP Offshore Apoio Maritimo Ltda., BNDES, Through 2027 [Member] Installment Quarter	Jun. 30, 2013 UP Offshore Apoio Maritimo Ltda., BNDES, Through 2027 [Member]	Dec. 31, 2012 UP Offshore Apoio Maritimo Ltda., BNDES, Through 2027 [Member]	Dec. 31, 2012 UP Offshore Apoio Maritimo Ltda., BNDES, Through 2027 [Member] Standby Letters of Credit [Member]	Dec. 31, 2009 UP Offshore Apoio Maritimo Ltda., BNDES, Through 2027 [Member] Standby Letters of Credit [Member]	Dec. 31, 2012 UP Offshore Apoio Maritimo Ltda., BNDES, Through 2027 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 UP Offshore Apoio Maritimo Ltda., BNDES, Through 2027 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2012 Stanyan Shipping Inc., Natixis, Through 2017 [Member]	Dec. 31, 2007 Stanyan Shipping Inc., Natixis, Through 2017 [Member]	Jun. 30, 2013 Stanyan Shipping Inc., Natixis, Through 2017 [Member]	May 21, 2012 Stanyan Shipping Inc., Natixis, Through 2017 [Member]	Dec. 21, 2007 Stanyan Shipping Inc., Natixis, Through 2017 [Member]	Dec. 31, 2012 Stanyan Shipping Inc., Natixis, Through 2017 [Member] Minimum [Member]	Dec. 31, 2012 Stanyan Shipping Inc., Natixis, Through 2017 [Member] Maximum [Member]	Dec. 31, 2012 Stanyan Shipping Inc., Natixis, Through 2017 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 Stanyan Shipping Inc., Natixis, Through 2017 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2012 UABL Paraguay S.A., IFC, Through 2020 [Member]	Dec. 31, 2008 UABL Paraguay S.A., IFC, Through 2020 [Member] Quarter	Dec. 31, 2007 UABL Paraguay S.A., IFC, Through 2020 [Member] Installment	Jun. 30, 2013 UABL Paraguay S.A., IFC, Through 2020 [Member]	Dec. 31, 2008 UABL Paraguay S.A., IFC, Through 2020 [Member] Payment Guarantee [Member]	Dec. 31, 2008 UABL Paraguay S.A., IFC, Through 2020 [Member] Minimum [Member]	Dec. 31, 2008 UABL Paraguay S.A., IFC, Through 2020 [Member] Maximum [Member]	Dec. 31, 2012 UABL Paraguay S.A., IFC, Through 2020 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 UABL Paraguay S.A., IFC, Through 2020 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2012 UABL Paraguay S.A., OFID, Through 2020 [Member]	Dec. 31, 2008 UABL Paraguay S.A., OFID, Through 2020 [Member]	Dec. 31, 2007 UABL Paraguay S.A., OFID, Through 2020 [Member] Installment	Jun. 30, 2013 UABL Paraguay S.A., OFID, Through 2020 [Member]	Dec. 31, 2008 UABL Paraguay S.A., OFID, Through 2020 [Member] Payment Guarantee [Member]	Dec. 31, 2008 UABL Paraguay S.A., OFID, Through 2020 [Member] Minimum [Member]	Dec. 31, 2008 UABL Paraguay S.A., OFID, Through 2020 [Member] Maximum [Member]	Dec. 31, 2012 UABL Paraguay S.A., OFID, Through 2020 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 UABL Paraguay S.A., OFID, Through 2020 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2012 UABL Barges and Others, IFC, Through 2020 [Member]	Dec. 31, 2008 UABL Barges and Others, IFC, Through 2020 [Member]	Dec. 31, 2007 UABL Barges and Others, IFC, Through 2020 [Member] Installment	Jun. 30, 2013 UABL Barges and Others, IFC, Through 2020 [Member]	Dec. 31, 2008 UABL Barges and Others, IFC, Through 2020 [Member] Payment Guarantee [Member]	Dec. 31, 2008 UABL Barges and Others, IFC, Through 2020 [Member] Minimum [Member]	Dec. 31, 2008 UABL Barges and Others, IFC, Through 2020 [Member] Maximum [Member]	Dec. 31, 2012 UABL Barges and Others, IFC, Through 2020 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 UABL Barges and Others, IFC, Through 2020 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] Quarter	Jun. 30, 2013 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member]	Dec. 31, 2012 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member]	Dec. 31, 2012 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] Minimum [Member]	Dec. 31, 2012 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] Maximum [Member]	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] Pushboats [Member] Vessel	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] Barges [Member] Vessel	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] Re-bottoming Barges [Member] Vessel	Dec. 31, 2012 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] Scenario, Previously Reported [Member]	Jan. 26, 2012 UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member]	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member] Quarter	Jun. 30, 2013 UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member]	Dec. 31, 2012 UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member]	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member] Pushboats [Member] Vessel	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member] Barges [Member] Vessel	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member] Re-bottoming Barges [Member] Vessel	Dec. 31, 2012 UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2012 UABL Paraguay and Riverpar S.A., OFID and IFC [Member]	Jun. 30, 2013 Ingatestone Holdings Inc. DVB SE and NIBC [Member] Tranche	Dec. 31, 2012 Ingatestone Holdings Inc. DVB SE and NIBC [Member] Tranche Advance Installment	Oct. 22, 2012 Ingatestone Holdings Inc. DVB SE and NIBC [Member]	Oct. 22, 2012 Ingatestone Holdings Inc. DVB SE and NIBC [Member] Tranche A [Member]	Oct. 22, 2012 Ingatestone Holdings Inc. DVB SE and NIBC [Member] Tranche B [Member]	Oct. 29, 2012 Ingatestone Holdings Inc. DVB SE and NIBC [Member] Subsequent Event [Member]	Jan. 24, 2013 Ingatestone Holdings Inc. DVB SE and NIBC [Member] Subsequent Event [Member]	Dec. 31, 2012 Ingatestone Holdings Inc. DVB SE and NIBC [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 Ingatestone Holdings Inc. DVB SE and NIBC [Member] Scenario, Previously Reported [Member]	Jun. 28, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member]	Mar. 28, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member]	Jan. 24, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member]	Jun. 30, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Tranche	Dec. 31, 2012 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Quarter	Jan. 18, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member]	Jan. 18, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Tranche A [Member]	Jun. 30, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Tranche A [Member] Second Advances [Member]	Jan. 18, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Tranche B [Member]	Jun. 30, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Tranche B [Member] Second Advances [Member]	Jun. 30, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Tranche C [Member] Second Advances [Member]	Jun. 30, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Tranche D [Member] Second Advances [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Installment Tranche Advance	Dec. 31, 2012 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member]	Jan. 24, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member]	Jan. 18, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member]	Dec. 31, 2012 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche A [Member]	Jan. 18, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche A [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche A [Member] First Advances [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche A [Member] Second Advances [Member]	Jan. 18, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche B [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche B [Member] First Advances [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche B [Member] Second Advances [Member]	Jan. 18, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche C [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche C [Member] First Advances [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche C [Member] Second Advances [Member]	Jan. 18, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche D [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche D [Member] First Advances [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche D [Member] Second Advances [Member]	Apr. 15, 2013 Hallandale Commercial Corp., Nordea, Through April 2013 [Member]	Jun. 30, 2013 Hallandale Commercial Corp., Nordea, Through April 2013 [Member]	Dec. 31, 2012 Hallandale Commercial Corp., Nordea, Through April 2013 [Member]	Dec. 31, 2007 Hallandale Commercial Corp., Nordea, Through April 2013 [Member] Quarter	Dec. 21, 2007 Hallandale Commercial Corp., Nordea, Through April 2013 [Member]	Nov. 30, 2007 Hallandale Commercial Corp., Nordea, Through April 2013 [Member]	Dec. 28, 2013 Hallandale Commercial Corp., Nordea, Through April 2013 [Member] Minimum [Member]	Dec. 28, 2012 Hallandale Commercial Corp., Nordea, Through April 2013 [Member] Minimum [Member]	Dec. 28, 2013 Hallandale Commercial Corp., Nordea, Through April 2013 [Member] Maximum [Member]	Dec. 28, 2012 Hallandale Commercial Corp., Nordea, Through April 2013 [Member] Maximum [Member]	Dec. 31, 2012 Hallandale Commercial Corp., Nordea, Through April 2013 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 Hallandale Commercial Corp., Nordea, Through April 2013 [Member] Scenario, Previously Reported [Member]
Debt Instrument [Line Items]
Nominal value, current	$ 28,704,000 [1]	$ 49,031,000	$ 21,504,000		$ 129,031,000	$ 21,504,000																													$ 0			$ 80,000,000						$ 900,000					$ 900,000			$ 4,300,000							$ 12,575,000				$ 2,000,000	$ 2,000,000								$ 3,333,000	$ 3,333,000		$ 2,019,000		$ 5,639,000		$ 0		$ 5,175,000			$ 1,110,000				$ 1,110,000				$ 1,108,000					$ 1,108,000					$ 2,174,000				$ 2,174,000					$ 1,304,000				$ 1,304,000					$ 3,044,000				$ 3,044,000			$ 1,765,000							$ 1,765,000				$ 1,177,000					$ 1,176,000			$ 0							$ 2,084,000						$ 4,470,000																											$ 0									$ 5,644,000
Nominal value, noncurrent	412,941,000	388,521,000	491,489,000		388,521,000	491,489,000																													180,000,000			0						5,500,000					5,950,000			27,500,000							29,650,000				10,000,000	11,000,000								29,167,000	30,833,000		6,606,000		8,161,000		0		0			14,153,000				14,708,000				4,984,000					5,438,000					19,565,000				20,652,000					11,739,000				12,391,000					27,391,000				28,913,000			12,353,000							13,235,000				8,234,000					8,824,000			0							18,766,000						35,749,000																											0									0
Total	441,645,000	437,552,000			517,552,000	517,552,000													17,250,000					34,500,000	34,500,000										180,000,000	180,000,000		0	80,000,000			6,850,000		6,400,000					6,850,000	7,750,000	42,225,000	31,800,000							42,225,000	38,250,000		13,000,000	12,000,000	13,000,000	15,000,000	62,075,000			34,166,000			32,500,000	34,166,000	37,500,000	8,625,000	13,800,000	13,800,000	15,525,000	0	5,175,000	5,175,000	15,525,000		15,263,000	15,818,000			15,818,000	16,928,000	6,546,000		6,092,000					6,546,000	9,303,000	22,826,000			21,739,000				22,826,000	25,000,000	13,695,000			13,043,000				13,695,000	15,000,000	31,957,000			30,435,000				31,957,000	35,000,000		14,118,000	15,000,000						15,000,000	15,000,000			9,411,000	10,000,000				10,000,000	0	93,478,000	0	20,850,000						20,850,000	0					40,219,000	0																										0	5,644,000								5,644,000	7,212,000
Long-term Debt, Fiscal Year Maturity [Abstract]
2013					129,031,000
2014					208,716,000
2015					24,098,000
2016					49,091,000
2017					40,022,000
Thereafter					66,594,000
Total	441,645,000	437,552,000			517,552,000	517,552,000													17,250,000					34,500,000	34,500,000										180,000,000	180,000,000		0	80,000,000			6,850,000		6,400,000					6,850,000	7,750,000	42,225,000	31,800,000							42,225,000	38,250,000		13,000,000	12,000,000	13,000,000	15,000,000	62,075,000			34,166,000			32,500,000	34,166,000	37,500,000	8,625,000	13,800,000	13,800,000	15,525,000	0	5,175,000	5,175,000	15,525,000		15,263,000	15,818,000			15,818,000	16,928,000	6,546,000		6,092,000					6,546,000	9,303,000	22,826,000			21,739,000				22,826,000	25,000,000	13,695,000			13,043,000				13,695,000	15,000,000	31,957,000			30,435,000				31,957,000	35,000,000		14,118,000	15,000,000						15,000,000	15,000,000			9,411,000	10,000,000				10,000,000	0	93,478,000	0	20,850,000						20,850,000	0					40,219,000	0																										0	5,644,000								5,644,000	7,212,000
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument							180,000													93,600,000	93,600,000					60,000,000		33,600,000			180,000,000						80,000,000								15,000,000		13,000,000	2,000,000						61,306,000							25,000,000										40,000,000												18,730,000				21,500,000							13,616,000						25,000,000									15,000,000									35,000,000								15,000,000											10,000,000											42,000,000	21,000,000	21,000,000											84,000,000	21,000,000		21,000,000							84,000,000		21,000,000			21,000,000			21,000,000			21,000,000							20,200,000	20,200,000
Average undrawn amount of debt instrument considered for commitment fees																																																			10,000,000
Interest Rate (in hundredths)							9.00%																								9.00%						7.25%																																														3.00%											6.38%	1.63%	6.38%																																	4.16%	4.42%
Maturity date									Feb. 15, 2017																					Nov. 24, 2014																					Dec. 31, 2016					Feb. 29, 2016						Nov. 30, 2017																												Feb. 28, 2017																																																																															Oct. 29, 2017																	Apr. 15, 2013	Apr. 13, 2013
Percentage of debt instrument matures on March 29, 2013 (in hundredths)																																																			50.00%
Percentage of debt instrument matures on June 30, 2013 (in hundredths)																																																			50.00%
Number of vessels	4			4																												13	2	337																																																																																																	9	64	50							9	64	50
Repurchase price percentage (in hundredths)										100.00%																				101.00%
Net book value of asset pledged																														67,700,000																																84,700,000							50,900,000																24,500,000					14,100,000																																																							113,000,000																																										6,430,000
Loan security shortfall included in other current liabilities	14,036,000	13,470,000	13,614,000																																																																																							200,000
Conversion ratio of convertible debt (in shares)								163.1321		133.1691				163.1321
Principal amount of convertible notes used in conversion rate								1		1
Conversion price (in dollars per share)								$ 6.13		$ 7.51			$ 6.13
Number of consecutive trading days										20 days
Weighted average conversion price (in dollars per share)								$ 2.76		$ 6.13
Conversion price percentage (in hundredths)										122.50%
Percentage of common stock sales price that convertible debt may be redeemed (in hundredths)										130.00%
Percentage of convertible notes that may be redeemed (in hundredths)										100.00%
Convertible notes payable									80,000,000						10,350,000							5,175,000
Repurchase of debt												80,000,000
Loss on extinguishment of debt											2,800,000					940,000																																																																																																																																																																									5,252,000
Outstanding loan amount																18,975,000																																																												13,800,000				5,175,000
Term of note																																														120 months																																					17 years
Basis spread on variable rate (in hundredths)																										3.00%		2.00%																			1.20%						3.50%		1.20%						1.50%										3.00%																							1.20%										1.875%	3.25%								1.875%	3.25%								1.875%	3.25%			3.65%											3.65%											4.00%																						4.00%																	1.25%				1.50%	1.50%	3.00%	3.00%
Maturity date, description																																																																		Matures $5,000 the earlier of delivery of our PSV UP Pearl and February 28, 2013 and $5,000 the earlier of delivery of our PSV UP Onyx and September 30, 2013.
Debt instrument maturity amount related to vessel delivery																																																																			5,000,000	5,000,000
Re-borrowed amount																																																					10,000,000
Proceeds from debt																6,825,000																																			8,275,000																																																																																					10,000,000															20,850,000				15,550,000	5,000,000	20,850,000	20,850,000
Prepayment amount of loan																																																							18,750,000																					10,275,000				12,075,000													1,849,000																																																											20,850,000
Number of tranches																		2																									2																																																																																																							2	2												4									4
Debt instrument, periodic payment																							288,000				420,000																			75,000											1,075,000	1,325,000													417,000												93,000								227,000																																			882,000											588,000										521,000																					521,000
Balloon payment																																															4,000,000								17,300,000						5,000,000								6,667,000																						2,687,000																																																									10,425,000																							10,425,000
Balloon payment percentage (in hundredths)																																																																																																																																																																											50.00%
Weighted average interest rate (in hundredths)																																										1.44%									1.67%											1.97%							4.20%																					3.11%									4.11%									4.11%									4.11%											4.32%																																																											1.73%
Effective interest rate, minimum (in hundredths)																																										1.34%									1.59%											1.93%							4.14%																														3.94%									3.94%									3.94%																																																																						1.67%
Effective interest rate, maximum (in hundredths)																																										1.53%									1.74%											2.05%							4.26%																														4.44%									4.44%									4.44%																																																																						1.78%
Debt instrument, reduced periodic payment																																																													388,000
Number of installments of $750																																																													8
Installment amount for first two years of debt instrument																																																													750,000
Number of installments of $500																																																													24
Installment amount for years three through eight of debt instrument																																																													500,000
Number of installments of $250																																																													8
Installment amount for years nine and ten of debt instrument																																																													250,000
Term of contract																																																														12 months									12 months																				12 months																																																																																																	12 months
Percentage of collateral to loan balance (in hundredths)																																																														133.30%								66.70%	133.30%															133.30%					125.00%																																																																				60.00%									60.00%																				130.00%
Minimum employment period																																																																																																																																																															3 years									3 years
Period installment payments commence																																																																																																																																																																								3 months
Commitment fee percentage (in hundredths)																1.50%	0.50%																																		1.75%																																																																																																												1.60%									1.60%
Amount available for each ship																										15,000,000
Reduced basis spread on variable rate (in hundredths)																										2.00%
Single amount of advances, maximum																													8,400,000																																										20,000,000																																																																																												16,000,000		16,000,000	16,000,000	16,000,000
Aggregate amount of advances																																																																																																																																																																														5,000,000	16,000,000		5,000,000	16,000,000		5,000,000	16,000,000		5,000,000	16,000,000
Number of installments																											20																																												32												204																																																																20																					20
Required available cash per financial covenants																5,000,000																								20,000,000																															5,000,000												5,000,000
Required equity ratio per financial covenants (in hundredths)																30.00%																								20.00%																															30.00%												30.00%																																																																													10.00%									20.00%
Required equity per financial covenants																75,000,000																								150,000,000																													75,000,000														75,000,000
Required ratio of consolidated EBITDA to consolidated debt service																1.5																																																							1.5												1.5
Number of quarters																4																																																																			4																	4																										4											4																							4																												4
Financing fee percentage (in hundredths)																																																																																							1.50%
Annual commission fee percentage (in hundredths)																																																																																							2.00%
Debt instrument, settlement fee percentage (in hundredths)																																																																																							1.00%
Number of advances																																																																							2																																																																												2																					2
Required ratio of financial indebtedness to tangible net worth per financial covenants																																																																																																																																																																																												2.5
Required ratio of EBITDA to interest expense per financial covenants																																																																																																																																																																																												2.0
Installment amount for first nine payments																																																																																																					1,087,000								652,000									1,522,000
Number of installments of $1,087																																																																																																					9
Number of installments of $1,902																																																																																																					8
Number of installments of $1,522																																																																																																																							9
Number of installments of $652																																																																																																														9
Number of installments of $2,663																																																																																																																							8
Number of installments of $1,141																																																																																																														8
Installment amount for last eight payments																																																																																																				1,902,000									1,141,000									2,663,000
Required ratio of mortgaged vessels by outstanding amount of loans before November 2013																																																																																																				1.3									1.3									1.3								3.0											3.0
Required ratio of mortgaged vessels by outstanding amount of loans after November 2013																																																																																																				1.6									1.6									1.6								1.6											1.6
Required debt to equity ratio per financial covenants																																																																																																				2.0			1.4						2.0			1.4									1.4					2.0											2.0
Required historical debt service coverage ratio																																									1.5																																																											1.0			1.3						1.0			1.3									1.3					1.2											1.2																																			1.25
Aggregate market value of pledge security for the first two years																																																																																																																																																																142.85%
Aggregate market value of pledge security For period thereafter																																																																																																																																																																150.00%
Consolidated tangible asset net worth period December 31, 2012 until September 30, 2013																																																																																																																																																																10,000,000
Consolidated tangible asset net worth from September 30, 2013																																																																																																																																																																$ 20,000,000
Required net income (in hundredths)																																																																																																																																																																50.00%
Period of debt service considered for liquidity required																																																																																																																																																															6 months	6 months
Required current ratio per financial covenants																																																																																																							1.0									1.0									1.0

[1]	Excludes the 2014 Senior Notes which were disclosed as current liabilities in the unaudited condensed consolidated balance sheet under the caption "2014 Senior Notes and accrued interest". See Note 3.a).